Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of Cash Flows [Abstract]
Net loss for the year	$ (21,520,114)	$ (2,739,850)
Adjustments to reconcile to cash used in operating activities:
Provision for bad debt		1,181,916
Depreciation of property, and equipment	6,264,700
Write off of equipment	11,889,000
Write off of an investment associated with the divestment of a subsidiary	1,000,001
Gain on the divestment of a subsidiary	(406,938)
Provision for impairment in value of digital assetse	76,681
Changes in operating assets and liabilities:
Account and other receivables	(3,868,841)	(46,830)
Account and other payables	(585,482)	502,402
Digital assets	(164,428)
Net cash used in operating activities	(7,315,421)	(1,102,362)
Cash flows from investing activities:
Purchase of property and equipment	(30,707,108)
Proceeds from the divestment of a subsidiary	128
Purchase of digital assets	(2,000,000)
Net cash used in investing activities:	(32,706,980)
Cash from financing activities
Repayment of loans from unrelated third parties		(387,483)
Proceeds from issuance of new shares	40,000,000	3,983,828
Net cash generated from financing activities:	40,000,000	3,596,345
Effect of exchange rates on cash and cash equivalents	(20,283)	5,981
Net increase/(decrease) in cash and cash equivalents	(2,118)	2,488,002
Cash and cash equivalents, beginning of year	2,507,404	19,402
Cash and cash equivalents, end of year	2,505,286	2,507,404
Major non-cash transactions:
Issuance of new shares for digital assets		$ 5,000,000